Mortgage Banking (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Mortgage Loans serviced for others, recorded off balance sheet	$ 98,000	$ 97,000
Fair value of loan servicing rights	$ 958	$ 807
Discount Rate	8.25%	7.70%
Upper Range
Prepayment Speed	23.00%	34.00%
Lower Range
Prepayment Speed	7.00%	14.00%